Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	AEP Texas Inc. [Member]	AEP Transmission Co [Member]		Appalachian Power Co [Member]	Indiana Michigan Power Co [Member]	Ohio Power Co [Member]	Public Service Co Of Oklahoma [Member]	Southwestern Electric Power Co [Member]	Common Stock [Member]	Common Stock [Member] Appalachian Power Co [Member]	Common Stock [Member] Indiana Michigan Power Co [Member]	Common Stock [Member] Ohio Power Co [Member]	Common Stock [Member] Public Service Co Of Oklahoma [Member]	Common Stock [Member] Southwestern Electric Power Co [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] AEP Texas Inc. [Member]	Additional Paid-in Capital [Member] AEP Transmission Co [Member]	Additional Paid-in Capital [Member] Appalachian Power Co [Member]	Additional Paid-in Capital [Member] Indiana Michigan Power Co [Member]	Additional Paid-in Capital [Member] Ohio Power Co [Member]	Additional Paid-in Capital [Member] Public Service Co Of Oklahoma [Member]	Additional Paid-in Capital [Member] Southwestern Electric Power Co [Member]	Retained Earnings [Member]		Retained Earnings [Member] AEP Texas Inc. [Member]	Retained Earnings [Member] AEP Transmission Co [Member]	Retained Earnings [Member] Appalachian Power Co [Member]	Retained Earnings [Member] Indiana Michigan Power Co [Member]	Retained Earnings [Member] Ohio Power Co [Member]	Retained Earnings [Member] Public Service Co Of Oklahoma [Member]	Retained Earnings [Member] Southwestern Electric Power Co [Member]	Accumulated Other Comprehensive Income [Member]		Accumulated Other Comprehensive Income [Member] AEP Texas Inc. [Member]		Accumulated Other Comprehensive Income [Member] Appalachian Power Co [Member]		Accumulated Other Comprehensive Income [Member] Indiana Michigan Power Co [Member]		Accumulated Other Comprehensive Income [Member] Ohio Power Co [Member]	Accumulated Other Comprehensive Income [Member] Public Service Co Of Oklahoma [Member]	Accumulated Other Comprehensive Income [Member] Southwestern Electric Power Co [Member]		Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Southwestern Electric Power Co [Member]
TOTAL MEMBER'S EQUITY			$ 1,552.9															$ 1,243.0									$ 309.9
Common Stock, Dividends, Per Share, Declared	$ 2.27
Beginning Balance at Dec. 31, 2015	$ 17,904.9	$ 1,674.7			$ 3,475.0	$ 2,036.4	$ 1,986.6	$ 1,119.9	$ 2,169.7	$ 3,324.0	$ 260.4	$ 56.6	$ 321.2	$ 157.2	$ 135.7	$ 6,296.5	$ 804.9		$ 1,828.7	$ 980.9	$ 838.8	$ 364.0	$ 676.6	$ 8,398.3		$ 887.0		$ 1,388.7	$ 1,015.6	$ 822.3	$ 594.5	$ 1,366.3	$ (127.1)		$ (17.2)		$ (2.8)		$ (16.7)		$ 4.3	$ 4.2	$ (9.4)		$ 13.2	$ 0.5
Beginning Balance, Shares at Dec. 31, 2015	511,389,173									511,400,000
Issuance of Common Stock, Value	$ 34.2									$ 4.3						29.9
Issuance of Common Stock, Shares	659,347									600,000
Capital Contributions from Parent		53.0															53.0
Capital Contributions from Member		53.0	212.0															212.0
Common Stock Dividends	$ (1,121.0)																							(1,116.8)	[1]
Common Stock Dividends		(34.0)			(255.0)	(125.0)	(150.0)	(5.0)	(120.0)																	(34.0)		(255.0)	(125.0)	(150.0)	(5.0)	(120.0)
Common Stock Dividends									(4.2)																																				(4.2)	(4.2)
Stockholders' Equity, Other	13.2															6.2																													7.0
Net Income (Loss)	610.9								165.6															610.9								165.6
Net Income (Loss) Attributable to Noncontrolling Interests	7.1								4.1																																				7.1	4.1
Net Income (Loss)	618.0	146.6	192.7		369.1	239.9	282.2	100.0	169.7																	146.6	192.7	369.1	239.9	282.2	100.0
Other Comprehensive Income (Loss)	(29.2)	2.3			(5.6)	0.5	(1.3)	(0.8)	0.0																								(29.2)		2.3		(5.6)		0.5		(1.3)	(0.8)
Distribution of CSW Energy, Inc to Parent		(185.5)																								(185.5)
Ending Balance at Dec. 31, 2016	$ 17,420.1	1,657.1			3,583.5	2,151.8	2,117.5	1,214.1	2,215.2	$ 3,328.3	260.4	56.6	321.2	157.2	135.7	6,332.6	857.9		1,828.7	980.9	838.8	364.0	676.6	7,892.4		814.1		1,502.8	1,130.5	954.5	689.5	1,411.9	(156.3)		(14.9)		(8.4)		(16.2)		3.0	3.4	(9.4)		23.1	0.4
Ending Balance, Shares at Dec. 31, 2016	512,048,520									512,000,000
TOTAL MEMBER'S EQUITY			1,957.6															1,455.0									502.6
Common Stock, Dividends, Per Share, Declared	$ 2.39
Issuance of Common Stock, Value	$ 12.2									$ 1.1						11.1
Issuance of Common Stock, Shares	162,124									200,000
Capital Contributions from Parent		200.0															200.0
Capital Contributions from Member		200.0	361.6															361.6
Common Stock Dividends	$ (1,191.9)																							(1,178.3)	[1]
Common Stock Dividends					(120.0)	(125.0)	(130.0)	(70.0)	(110.0)																			(120.0)	(125.0)	(130.0)	(70.0)	(110.0)
Common Stock Dividends									(13.6)																																				(13.6)	(13.6)
Stockholders' Equity, Other	55.8															55.0																													0.8
Net Income (Loss)	1,912.6								124.7															1,912.6								124.7
Net Income (Loss) Attributable to Noncontrolling Interests	16.3								12.8																																				16.3	12.8
Net Income (Loss)	1,928.9	310.5	270.7	[2],[3]	331.3	186.7	323.9	72.0	137.5																	310.5	270.7	331.3	186.7	323.9	72.0
Other Comprehensive Income (Loss)	88.5	2.3			9.7	4.1	(1.1)	(0.8)	5.4																								88.5		2.3		9.7		4.1		(1.1)	(0.8)	5.4
Distribution of CSW Energy, Inc to Parent		0.0
Ending Balance at Dec. 31, 2017	$ 18,313.6	2,169.9			3,804.5	2,217.6	2,310.3	$ 1,215.3	2,234.5	$ 3,329.4	260.4	56.6	321.2	157.2	135.7	6,398.7	1,057.9		1,828.7	980.9	838.8	364.0	676.6	8,626.7		1,124.6		1,714.1	1,192.2	1,148.4	691.5	1,426.6	(67.8)		(12.6)		1.3		(12.1)		1.9	2.6	(4.0)		26.6	(0.4)
Ending Balance, Shares at Dec. 31, 2017	512,210,644							10,482,000		512,200,000
TOTAL MEMBER'S EQUITY			2,589.9															1,816.6									773.3
Common Stock, Dividends, Per Share, Declared	$ 2.53
Issuance of Common Stock, Value	$ 73.6									$ 8.0						65.6
Issuance of Common Stock, Shares	1,239,392									1,300,000
Capital Contributions from Parent		200.0															200.0
Capital Contributions from Member		200.0	664.0															664.0
Common Stock Dividends	$ (1,255.5)																							(1,251.1)	[1]
Common Stock Dividends					(160.0)	(124.7)	(337.5)	$ (50.0)	(65.0)																			(160.0)	(124.7)	(337.5)	(50.0)	(65.0)
ASU 2018-02 Adoption	(3.0)	(0.9)			0.4	(2.4)	0.4	0.5	(1.3)															14.0		1.8		0.1	0.3			(0.4)	(17.0)	[4]	(2.7)	[4]	0.3	[4]	(2.7)	[4]	0.4	0.5	(0.9)	[4]
ASU 2016-01 Adoption	0.0																							11.9									(11.9)	[4]
Common Stock Dividends									(4.3)																																				(4.4)	(4.3)
Stockholders' Equity, Other	23.1															21.8																													1.3
Net Income (Loss)	1,923.8								147.2															1,923.8								147.2
Net Income (Loss) Attributable to Noncontrolling Interests	7.5								5.0																																				7.5	5.0
Net Income (Loss)	1,931.3	211.3	315.9		367.8	261.3	325.5	83.2	152.2																	211.3	315.9	367.8	261.3	325.5	83.2
Other Comprehensive Income (Loss)	(23.7)	0.2			(6.6)	1.0	(1.3)	(1.0)	(0.5)																								(23.7)		0.2		(6.6)		1.0		(1.3)	(1.0)	(0.5)
Distribution of CSW Energy, Inc to Parent		0.0
Ending Balance at Dec. 31, 2018	$ 19,059.4	$ 2,580.5			$ 4,006.1	$ 2,352.8	$ 2,297.4	$ 1,248.0	$ 2,315.6	$ 3,337.4	$ 260.4	$ 56.6	$ 321.2	$ 157.2	$ 135.7	$ 6,486.1	$ 1,257.9		$ 1,828.7	$ 980.9	$ 838.8	$ 364.0	$ 676.6	$ 9,325.3		$ 1,337.7		$ 1,922.0	$ 1,329.1	$ 1,136.4	$ 724.7	$ 1,508.4	$ (120.4)		$ (15.1)		$ (5.0)		$ (13.8)		$ 1.0	$ 2.1	$ (5.4)		$ 31.0	$ 0.3
Ending Balance, Shares at Dec. 31, 2018	513,450,036							10,482,000		513,500,000
TOTAL MEMBER'S EQUITY			$ 3,569.8															$ 2,480.6									$ 1,089.2

[1]	(a)Cash dividends declared per AEP common share were $2.53, $2.39 and $2.27 for the years ended December 31, 2018, 2017 and 2016, respectively.
[2]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[3]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[4]	See Note 2 - New Accounting Pronouncements for additional information.